Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2013
Fair value of credit substitute by type of instruments

The fair values of credit substitutes by type of instrument as of March 31, 2012 and March 31, 2013 were as follows:

	As of March 31,
	2012				2013
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	4,001.0	Rs.	4,009.5	Rs.	6,799.0	Rs.	6,820.0
Commercial paper		7,788.8		7,791.0		39,797.4		39,802.6

Total	Rs.	11,789.8	Rs.	11,800.5	Rs.	46,596.4	Rs.	46,622.6

					US$	854.7	US$	855.1

Credit substitutes by credit quality indicators

The fair values of credit substitutes by credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2012		2013		2013
	(In millions)
Pass	Rs.	11,800.5	Rs.	46,622.6	US$	855.1
Impaired—gross balance		102.8		500.0		9.2
Less: amounts provided for other than temporary impairments		102.8		500.0		9.2

Impaired credit substitutes, net		0		0		0

Total credit substitutes, net	Rs.	11,800.5	Rs.	46,622.6	US$	855.1

Impaired credit substitutes

Impaired credit substitutes

	As of March 31,
	2012		2013		2013
	(In millions)
Gross impaired credit substitutes:
— on accrual status	Rs.	0	Rs.	0	US$	0
— on non-accrual status		102.8		500.0		9.2

Total	Rs.	102.8	Rs.	500.0	US$	9.2

Gross impaired credit substitutes by industry:
— Textiles & Garments	Rs.	53.1	Rs.	0	US$	0
— Leather Products		24.1		0		0
— Automobile and Auto Ancillary		22.0		0		0
— Drugs and Pharmaceuticals		3.6		0		0
— Others		0		500.0		9.2

Total	Rs.	102.8	Rs.	500.0	US$	9.2

Average impaired credit substitutes	Rs.	51.4	Rs.	250.0	US$	4.6

Interest income recognized on impaired credit substitutes	Rs.	0	Rs.	0	US$	0